Intangible assets and property, plant and equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Intangible assets
Beginning balance	$ 1,473
Additions	5
Acquisition	6
Charge for the period	(70)
Foreign exchange	17
Ending balance	1,431
Property, plant and equipment
Beginning balance	2,390
Additions	297
Acquisition	4
Disposals	(4)
Impairment	(11)
Charge for the period	(128)	$ (104)
Foreign exchange	27
Ending balance	$ 2,575